Supplemental guarantor financial information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Supplemental guarantor financial information	Supplemental guarantor financial information
The following supplemental financial information is presented to comply with Rule 3-10 of Regulation S-X.
AGAT/AICDC Notes
From time to time since the completion of the ILFC Transaction, AerCap Trust and AICDC have co-issued additional senior unsecured notes (the “AGAT/AICDC Notes”). The proceeds from these offerings have been used for general corporate purposes. Please refer to Note 14—Debt for further details on the AGAT/AICDC Notes.
The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. (the “Parent Guarantor”) and by AerCap Ireland, AerCap Aviation Solutions B.V., ILFC and AerCap U.S. Global Aviation LLC (together, the “Subsidiary Guarantors”).
The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2019 and 2018 and the Condensed Consolidating Income Statements, Condensed Consolidating Statements of Cash Flows and Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2019, 2018 and 2017 of (i) the Parent Guarantor; (ii) AerCap Trust; (iii) AICDC; (iv) the Subsidiary Guarantors on a combined basis; (v) the non-guarantor subsidiaries on a combined basis; (vi) elimination entries necessary to consolidate the Parent Guarantor with AerCap Trust and AICDC, the Subsidiary Guarantors and the non-guarantor subsidiaries; and (vii) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting. A portion of our cash and cash equivalents is held by subsidiaries and access to such cash by us for group purposes is limited.
In accordance with Rule 3-10 of Regulation S-X, separate financial statements and other disclosures with respect to AerCap Trust, AICDC and the Subsidiary Guarantors have not been provided, as AerCap Trust, AICDC and the Subsidiary Guarantors are 100%-owned by the Parent Guarantor, all guarantees of the AGAT/AICDC Notes are joint and several and full and unconditional and the Parent Guarantor’s financial statements have been filed in this annual report for the periods specified by Rules 3-01 and 3-02 of Regulation S-X.
Junior Subordinated Notes
In October 2019, AerCap Holdings N.V. issued $750.0 million aggregate principal amount of 5.875% fixed-rate reset junior subordinated notes due 2079 (the “Junior Subordinated Notes”). The Junior Subordinated Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Trust, AICDC, AerCap Ireland Limited, AerCap Aviation Solutions B.V., ILFC and AerCap U.S. Global Aviation LLC (together, the “Junior Subordinated Guarantors”).
Condensed consolidating financial information for each of AerCap Trust and AICDC are presented below on a stand-alone basis (before elimination of intercompany transactions and balances). The non-guarantor financial information set forth below accurately represents the condensed consolidating financial information with respect to the subsidiaries of AerCap Holdings N.V. that do not guarantee the Junior Subordinated Notes.
In accordance with Rule 3-10 of Regulation S-X, separate financial statements and other disclosures with respect to the Junior Subordinated Guarantors have not been provided, as the Junior Subordinated Guarantors are 100%-owned by AerCap Holdings N.V., all guarantees of the Junior Subordinated Notes are joint and several and full and unconditional and AerCap Holdings N.V.’s financial statements have been filed in this annual report for the periods specified by Rules 3-01 and 3-02 of Regulation S-X.
Recent accounting standards adopted during 2019:
Lease accounting
In February 2016, the FASB issued an accounting standard, ASC 842, Leases, that requires lessees to recognize lease-related assets and liabilities on the balance sheet. We adopted the new standard on its required effective date of January 1, 2019 (refer to Note 3-Summary of significant accounting policies”). We periodically enter into intercompany lease agreements whereby a 100%-owned AerCap legal entity is both a lessor and a lessee of the aircraft asset. As a lessee of the aircraft, the entity is subject to the ASC 842 requirements. Although these leases are eliminated upon consolidation, they are presented discretely within the supplemental guarantor Condensed Consolidating Balance Sheets. As of December 31, 2019, operating lease ROU assets and liabilities are included in other assets and other liabilities, respectively, in our Condensed Consolidating Balance Sheets. Operating lease-related assets and liabilities in AerCap Trust, AICDC, the Subsidiary Guarantors and the non-guarantor subsidiaries totaled $1.3 billion as of December 31, 2019.
Condensed Consolidating Balance Sheet

	December 31, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$3	$154	$10	$823	$131	$—	$1,121
Restricted cash	—	—	—	1	178	—	179
Flight equipment held for operating leases, net	—	8,874	—	3,500	23,497	—	35,871
Maintenance rights and lease premium, net	—	415	—	38	356	—	809
Flight equipment held for sale	—	68	—	22	247	—	337
Net investment in finance and sales-type leases	—	462	—	62	488	—	1,012
Prepayments on flight equipment	—	983	—	3	1,968	—	2,954
Investments including investments in subsidiaries	11,557	1,405	9,320	6,701	123	(28,983)	123
Intercompany receivables	182	17,759	64	11,014	4,510	(33,529)	—
Other assets	79	523	133	1,247	707	(1,346)	1,343
Total Assets	$11,821	$30,643	$9,527	$23,411	$32,205	$(63,858)	$43,749
Liabilities and Equity
Debt	$740	$16,943	$1,505	$—	$10,298	$—	$29,486
Intercompany payables	1,748	2,544	4,133	9,989	15,144	(33,558)	—
Other liabilities	18	1,817	2	1,710	2,651	(1,317)	4,881
Total liabilities	2,506	21,304	5,640	11,699	28,093	(34,875)	34,367

Total AerCap Holdings N.V. shareholders’ equity	9,315	9,339	3,887	11,634	4,123	(28,983)	9,315
Non-controlling interest	—	—	—	78	(11)	—	67
Total Equity	9,315	9,339	3,887	11,712	4,112	(28,983)	9,382
Total Liabilities and Equity	$11,821	$30,643	$9,527	$23,411	$32,205	$(63,858)	$43,749

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Balance Sheet

	December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$3	$318	$6	$737	$140	$—	$1,204
Restricted cash	—	—	—	1	210	—	211
Flight equipment held for operating leases, net	—	9,455	—	3,317	22,280	—	35,052
Maintenance rights and lease premium, net	—	569	—	58	486	—	1,113
Flight equipment held for sale	—	26	—	—	158	—	184
Net investment in finance and sales-type leases	—	494	—	63	446	—	1,003
Prepayments on flight equipment	—	1,338	—	5	1,682	—	3,025
Investments including investments in subsidiaries	10,495	1,336	8,774	5,948	133	(26,553)	133
Intercompany receivables	130	17,305	67	12,325	5,375	(35,202)	—
Other assets	79	482	101	351	271	—	1,284
Total Assets	$10,707	$31,323	$8,948	$22,805	$31,181	$(61,755)	$43,209
Liabilities and Equity
Debt	$—	$17,257	$808	$8	$11,435	$—	$29,508
Intercompany payables	1,873	3,480	4,604	11,477	13,768	(35,202)	—
Other liabilities	6	1,791	2	688	2,333	—	4,820
Total liabilities	1,879	22,528	5,414	12,173	27,536	(35,202)	34,328

Total AerCap Holdings N.V. shareholders’ equity	8,828	8,795	3,534	10,565	3,659	(26,553)	8,828
Non-controlling interest	—	—	—	67	(14)	—	53
Total Equity	8,828	8,795	3,534	10,632	3,645	(26,553)	8,881
Total Liabilities and Equity	$10,707	$31,323	$8,948	$22,805	$31,181	$(61,755)	$43,209

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Income Statement

	Year Ended December 31, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$1,270	$—	$439	$2,973	$—	$4,682
Net gain on sale of assets	—	70	—	11	108	—	189
Other income (loss)	69	739	2	629	239	(1,612)	66
Total Revenues and other income	69	2,079	2	1,079	3,320	(1,612)	4,937
Expenses
Depreciation and amortization	—	452	—	182	1,042	—	1,676
Asset impairment	—	19	—	15	36	—	70
Interest expense	10	884	224	405	1,107	(1,335)	1,295
Leasing expenses	—	108	—	55	125	—	288
Selling, general and administrative expenses	63	74	—	140	267	(277)	267
Total Expenses	73	1,537	224	797	2,577	(1,612)	3,596
(Loss) income before income taxes and income of investments accounted for under the equity method	(4)	542	(222)	282	743	—	1,341
Provision for income taxes	1	(68)	28	(40)	(89)	—	(168)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	(6)	—	(6)
Net (loss) income before income from subsidiaries	(3)	474	(194)	242	648	—	1,167
Income (loss) from subsidiaries	1,149	68	542	996	(912)	(1,843)	—
Net income (loss)	$1,146	$542	$348	$1,238	$(264)	$(1,843)	$1,167
Net income attributable to non-controlling interest	—	—	—	(17)	(4)	—	(21)
Net income (loss) attributable to AerCap Holdings N.V.	$1,146	$542	$348	$1,221	$(268)	$(1,843)	$1,146

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Income Statement

	Year Ended December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$1,499	$—	$289	$2,749	$—	$4,537
Net gain on sale of assets	—	53	—	18	130	—	201
Other income (loss)	63	648	3	719	275	(1,646)	62
Total Revenues and other income	63	2,200	3	1,026	3,154	(1,646)	4,800
Expenses
Depreciation and amortization	—	563	—	130	986	—	1,679
Asset impairment	—	4	—	9	31	—	44
Interest expense	—	886	169	290	1,183	(1,354)	1,174
Leasing expenses	—	112	—	50	285	—	447
Selling, general and administrative expenses	80	100	—	139	278	(292)	305
Total Expenses	80	1,665	169	618	2,763	(1,646)	3,649
(Loss) income before income taxes and income of investments accounted for under the equity method	(17)	535	(166)	408	391	—	1,151
Provision for income taxes	2	(67)	21	(54)	(47)	—	(145)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	11	—	11
Net (loss) income before income from subsidiaries	(15)	468	(145)	354	355	—	1,017
Income (loss) from subsidiaries	1,031	256	724	692	(718)	(1,985)	—
Net income (loss)	$1,016	$724	$579	$1,046	$(363)	$(1,985)	$1,017
Net income attributable to non-controlling interest	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to AerCap Holdings N.V.	$1,016	$724	$579	$1,046	$(364)	$(1,985)	$1,016

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Income Statement

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$1,671	$—	$214	$2,829	$—	$4,714
Net gain on sale of assets	—	113	—	20	96	—	229
Other income (loss)	49	672	4	577	409	(1,617)	94
Total Revenues and other income	49	2,456	4	811	3,334	(1,617)	5,037
Expenses
Depreciation and amortization	—	630	—	87	1,010	—	1,727
Asset impairment	—	9	—	3	49	—	61
Interest expense	—	759	176	410	1,108	(1,341)	1,112
Leasing expenses	—	258	—	30	250	—	538
Restructuring related expenses	—	—	—	—	15	—	15
Selling, general and administrative expenses	97	105	—	135	287	(276)	348
Total Expenses	97	1,761	176	665	2,719	(1,617)	3,801
(Loss) income before income taxes and income of investments accounted for under the equity method	(48)	695	(172)	146	615	—	1,236
Provision for income taxes	6	(87)	21	(33)	(72)	—	(165)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	9	—	9
Net (loss) income before income from subsidiaries	(42)	608	(151)	113	552	—	1,080
Income (loss) from subsidiaries	1,118	167	774	831	(901)	(1,989)	—
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Net income attributable to non-controlling interest	—	—	—	—	(4)	—	(4)
Net income (loss) attributable to AerCap Holdings N.V.	$1,076	$775	$623	$944	$(353)	$(1,989)	$1,076

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,146	$542	$348	$1,238	$(264)	$(1,843)	$1,167
Other comprehensive loss:
Net change in fair value of derivatives, net of tax	—	—	—	(84)	(6)	—	(90)
Actuarial loss on pension obligations, net of tax	—	—	—	(2)	—	—	(2)
Total other comprehensive loss	—	—	—	(86)	(6)	—	(92)
Comprehensive income (loss)	1,146	542	348	1,152	(270)	(1,843)	1,075
Comprehensive income attributable to non-controlling interest	—	—	—	(17)	(4)	—	(21)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,146	$542	$348	$1,135	$(274)	$(1,843)	$1,054

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,016	$724	$579	$1,046	$(363)	$(1,985)	$1,017
Other comprehensive loss:
Net change in fair value of derivatives, net of tax	—	—	—	(14)	—	—	(14)
Actuarial loss on pension obligations, net of tax	—	—	—	(2)	—	—	(2)
Total other comprehensive loss	—	—	—	(16)	—	—	(16)
Comprehensive income (loss)	1,016	724	579	1,030	(363)	(1,985)	1,001
Comprehensive income attributable to non-controlling interest	—	—	—	—	(1)	—	(1)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,016	$724	$579	$1,030	$(364)	$(1,985)	$1,000

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	13	2	—	15
Actuarial gain on pension obligations, net of tax	—	—	—	—	1	—	1
Total other comprehensive (loss) income	—	—	—	13	3	—	16
Comprehensive income (loss)	1,076	775	623	957	(346)	(1,989)	1,096
Comprehensive income attributable to non-controlling interest	—	—	—	—	(4)	—	(4)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,076	$775	$623	$957	$(350)	$(1,989)	$1,092

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2019
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,146	$542	$348	$1,238	$(264)	$(1,843)	$1,167
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,149)	(68)	(542)	(996)	912	1,843	—
Depreciation and amortization	—	452	—	182	1,042	—	1,676
Asset impairment	—	19	—	15	36	—	70
Amortization of debt issuance costs, debt discount, debt premium and lease premium	—	18	5	—	57	—	80
Amortization of fair value adjustments on debt	—	(78)	—	—	(1)	—	(79)
Maintenance rights write-off	—	132	—	37	76	—	245
Maintenance liability release to income	—	(91)	—	(40)	(77)	—	(208)
Net gain on sale of assets	—	(70)	—	(11)	(108)	—	(189)
Deferred income taxes	(1)	70	(27)	39	81	—	162
Collections of finance and sales-type leases	—	41	—	24	33	—	98
Other	33	24	—	35	74	—	166
Cash flow from operating activities before changes in working capital	29	991	(216)	523	1,861	—	3,188
Working capital	(129)	(50)	(470)	(198)	765	—	(82)
Net cash (used in) provided by operating activities	(100)	941	(686)	325	2,626	—	3,106
Purchase of flight equipment	—	(1,035)	—	(584)	(1,740)	—	(3,359)
Proceeds from sale or disposal of assets	—	587	—	268	918	—	1,773
Prepayments on flight equipment	—	(560)	—	(1)	(808)	—	(1,369)
Other	—	—	—	—	—	—	—
Net cash used in investing activities	—	(1,008)	—	(317)	(1,630)	—	(2,955)
Issuance of debt	750	2,866	698	4	2,221	—	6,539
Repayment of debt	—	(3,102)	—	(8)	(3,394)	—	(6,504)
Debt issuance costs paid, net of debt premium received	(10)	(3)	(9)	—	(15)	—	(37)
Maintenance payments received	—	215	—	104	417	—	736
Maintenance payments returned	—	(89)	—	(45)	(218)	—	(352)
Security deposits received	—	100	1	56	75	—	232
Security deposits returned	—	(84)	—	(32)	(117)	—	(233)
Dividend paid to non-controlling interest holders	—	—	—	—	(6)	—	(6)
Repurchase of shares and tax withholdings on share-based compensation	(640)	—	—	—	—	—	(640)
Net cash provided by (used in) financing activities	100	(97)	690	79	(1,037)	—	(265)
Net (decrease) increase in cash and cash equivalents	—	(164)	4	87	(41)	—	(114)
Effect of exchange rate changes	—	—	—	(1)	—	—	(1)
Cash, cash equivalents and restricted cash at beginning of period	3	318	6	738	350	—	1,415
Cash, cash equivalents and restricted cash at end of period	$3	$154	$10	$824	$309	$—	$1,300

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,016	$724	$579	$1,046	$(363)	$(1,985)	$1,017
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,031)	(256)	(724)	(692)	718	1,985	—
Depreciation and amortization	—	563	—	130	986	—	1,679
Asset impairment	—	4	—	9	31	—	44
Amortization of debt issuance costs, debt discount, debt premium and lease premium	—	20	5	2	49	—	76
Amortization of fair value adjustments on debt	—	(142)	—	—	(1)	—	(143)
Maintenance rights write-off	—	118	—	18	151	—	287
Maintenance liability release to income	—	(59)	—	(33)	(136)	—	(228)
Net gain on sale of assets	—	(53)	—	(18)	(130)	—	(201)
Deferred income taxes	(2)	65	(21)	54	52	—	148
Other	52	—	—	56	48	—	156
Cash flow from operating activities before changes in working capital	35	984	(161)	572	1,405	—	2,835
Working capital	781	(228)	(255)	(231)	(62)	—	5
Net cash provided by (used in) operating activities	816	756	(416)	341	1,343	—	2,840
Purchase of flight equipment	—	(1,228)	—	(1,217)	(1,591)	—	(4,036)
Proceeds from sale or disposal of assets	—	759	—	245	819	—	1,823
Prepayments on flight equipment	—	(610)	—	—	(1,303)	—	(1,913)
Collections of finance and sales-type leases	—	36	—	20	39	—	95
Other	—	—	—	—	(22)	—	(22)
Net cash used in investing activities	—	(1,043)	—	(952)	(2,058)	—	(4,053)
Issuance of debt	—	2,383	510	36	2,661	—	5,590
Repayment of debt	—	(2,046)	(100)	(17)	(2,198)	—	(4,361)
Debt issuance costs paid, net of debt premium received	—	(21)	(2)	(1)	(34)	—	(58)
Maintenance payments received	—	245	—	86	412	—	743
Maintenance payments returned	—	(161)	—	(15)	(283)	—	(459)
Security deposits received	—	63	—	58	87	—	208
Security deposits returned	—	(80)	—	(39)	(102)	—	(221)
Dividend paid to non-controlling interest holders	—	—	—	—	(8)	—	(8)
Repurchase of shares and tax withholdings on share-based compensation	(834)	—	—	—	—	—	(834)
Net cash (used in) provided by financing activities	(834)	383	408	108	535	—	600
Net (decrease) increase in cash and cash equivalents	(18)	96	(8)	(503)	(180)	—	(613)
Effect of exchange rate changes	—	—	—	4	—	—	4
Cash, cash equivalents and restricted cash at beginning of period	21	222	14	1,237	530	—	2,024
Cash, cash equivalents and restricted cash at end of period	$3	$318	$6	$738	$350	$—	$1,415

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust (a)	AerCap Ireland Capital Designated Activity Company (a)	Guarantors (a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,118)	(167)	(774)	(831)	901	1,989	—
Depreciation and amortization	—	630	—	87	1,010	—	1,727
Asset impairment	—	9	—	3	49	—	61
Amortization of debt issuance costs, debt discount, debt premium and lease premium	—	18	5	5	51	—	79
Amortization of fair value adjustments on debt	—	(192)	—	—	(3)	—	(195)
Maintenance rights write-off	—	282	—	13	245	—	540
Maintenance liability release to income	—	(100)	—	(23)	(179)	—	(302)
Net gain on sale of assets	—	(113)	—	(20)	(96)	—	(229)
Deferred income taxes	(7)	87	(19)	35	61	—	157
Restructuring related expenses	—	—	—	—	5	—	5
Other	62	25	—	46	19	—	152
Cash flow from operating activities before changes in working capital	13	1,254	(165)	259	1,714	—	3,075
Working capital	1,143	(163)	(272)	693	(1,336)	—	65
Net cash provided by (used in) operating activities	1,156	1,091	(437)	952	378	—	3,140
Purchase of flight equipment	—	(1,685)	—	(549)	(1,723)	—	(3,957)
Proceeds from sale or disposal of assets	—	893	—	137	749	—	1,779
Prepayments on flight equipment	—	(936)	—	—	(332)	—	(1,268)
Collections of finance and sales-type leases	—	49	—	33	10	—	92
Other	—	(36)	—	—	(2)	—	(38)
Net cash used in investing activities	—	(1,715)	—	(379)	(1,298)	—	(3,392)
Issuance of debt	—	2,431	400	—	2,765	—	5,596
Repayment of debt	—	(2,400)	—	(317)	(1,978)	—	(4,695)
Debt issuance costs paid	—	(28)	(13)	(3)	(37)	—	(81)
Maintenance payments received	—	251	—	65	440	—	756
Maintenance payments returned	—	(216)	—	(40)	(267)	—	(523)
Security deposits received	—	58	—	30	98	—	186
Security deposits returned	—	(79)	—	(11)	(98)	—	(188)
Repurchase of shares and tax withholdings on share-based compensation	(1,139)	—	—	—	—	—	(1,139)
Net cash (used in) provided by financing activities	(1,139)	17	387	(276)	923	—	(88)
Net increase (decrease) in cash and cash equivalents	17	(607)	(50)	297	3	—	(340)
Cash and cash equivalents at beginning of period	4	829	64	940	527	—	2,364
Cash, cash equivalents and restricted cash at end of period	$21	$222	$14	$1,237	$530	$—	$2,024

(a)
Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. AerCap Global Aviation Trust and AerCap Ireland Capital Designated Activity Company, which are presented separately as co-issuers of the AGAT/AICDC Notes, are guarantors of the Junior Subordinated Notes.